Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

As of December 31, 2025, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

	As of December 31,	As of June 30,
	2025	2025
ASSETS
Cash	$39,404	$1,356,601
Prepaid expenses and other current assets	3,047,913	2,457,913
Due from subsidiaries and the VIE	58,319,743	8,117,149
Assets held for sale	-	9,999,600
TOTAL CURRENT ASSETS	61,407,060	21,931,263

Deficits in subsidiaries, consolidated VIE and VIE’s subsidiaries	(2,876,487)	(266,366)
TOTAL ASSETS	58,530,573	21,664,897

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$245,776	$83,271
TOTAL CURRENT LIABILITIES	$245,776	$83,271
TOTAL LIABILITIES	$245,776	$83,271

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 264,400,000 Class A ordinary shares authorized; 71,362,733 and 16,362,733 Class A ordinary shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively; 30,600,000 Class B ordinary shares authorized, 10,576,308 and 576,308 Class B ordinary shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of December 31, 2025 and June 30, 2025)	819,390	169,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	90,043,880	55,369,555
Retained earnings	(32,140,840)	(32,356,441)
Accumulated other comprehensive loss	(422,192)	(1,585,437)
TOTAL SHAREHOLDERS’ EQUITY	58,284,797	21,581,626
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$58,530,573	$21,664,897

Schedule of Parent Company Statements of Comprehensive Income
	For the Six Months Ended December 31,
	2025	2024
Revenue	$-	$219,971
Cost of revenue	-	(214,249)
Gross profit	-	5,722

General and administrative expenses	447,987	260,403
Financial expenses	(815)	(23)
Reverse of impairment	(4,460,000)	-
Income (loss) from operation	4,012,828	(254,658)
Other income (expenses), net	464	(394)
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(3,797,691)	2,795,731

Income before income tax expense	215,601	2,540,679
Income tax expense	-	-
Net income	$215,601	$2,540,679
Other Comprehensive income (loss):
Foreign currency translation income (loss)	1,163,245	(100,093)
Total comprehensive income	$1,378,846	$2,440,586

Schedule of Parent Company Statements of Cash Flows
	For the Six Months Ended December 31,
	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	215,601	2,540,679
Reverse of impairment	(4,460,000)	-
Gain on disposal of equity investment	(400)	-
Equity loss (income) of subsidiaries	3,797,691	(2,795,731)
Changes in operating assets and liabilities
Other non-current assets	4,460,000	-
Other current assets	(590,000)	294,000
Due from subsidiaries and the VIE	(40,202,594)	(123,020)
Other payable	162,505	130,397
Net cash (used in) provided by operating activities	$(36,617,197)	46,325

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	-	(9,999,600)
Net cash used in investing activities	-	(9,999,600)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares	36,500,000	10,000,000
Payment for deferred offering costs	(1,200,000)	(35,806)
Net cash provided by financing activities	35,300,000	9,964,194

Net increase (decrease) in cash	(1,317,197)	10,919
Cash at the beginning of the period	1,356,601	10,711
Cash at the end of the period	$39,404	21,630